STAFF COSTS	12 Months Ended
Dec. 31, 2022
Staff Costs [Abstract]
STAFF COSTS	STAFF COSTS
Group staff costs recognized as an expense, including directors’ remuneration, were as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Wages and salaries	74,316	43,368	29,608
Social security costs	9,295	4,657	3,030
Employee benefits and travel	6,709	3,943	5,834
Equity-settled stock compensation expense (see Note 28)	2,021	2,817	1,340
Cash-settled stock compensation expense (see Note 28)	3,528	2,377	1,057
Total staff costs	95,870	57,162	40,869
Directors’ remuneration disclosures are included in Note 27.